THE LIFE INSURANCE COMPANY OF VIRGINIA
                       LIFE OF VIRGINIA SEPARATE ACCOUNT I

                                POST SUBSTITUTION
                       SUPPLEMENT DATED DECEMBER 12, 1997
                                       TO
                          PROSPECTUS DATED May 2, 1988

         The Life Insurance Company of Virginia ("Life of Virginia") made the following substitutions of shares held by investment subdivisions of Life of Virginia Separate Account I (the "Account"):

      Before the Substitution                                        After the Substitution
      -----------------------                                        ----------------------
      Shares of Money Market Portfolio - Variable                    Shares of Money Market Fund -
      Insurance Products Fund                                        GE Investments Funds, Inc.

      Shares of Money Fund -                                         Shares of Money  Market Fund -  Oppenheimer
      Variable Account Funds                                         GE Investments Funds, Inc.

      Shares of Government Securities Fund -                         Shares of Income Fund -
      GE Investments Funds, Inc.                                     GE Investments Funds, Inc.

      Shares of Limited Maturity Bond Portfolio -                    Shares of Income Fund -
      Neuberger & Berman Advisers Management Trust                   GE Investments Funds, Inc.

      Shares of High Income Portfolio -                              Shares of High Income Fund -
      Variable Insurance Products Fund                               Oppenheimer Variable Account Funds

      Shares of Growth Portfolio -                                   Shares of Growth Portfolio -
      Neuberger & Berman Advisers Management Trust                   Variable Insurance Products Fund

      Shares of Balanced Portfolio -                                 Shares of Balanced Portfolio -
      Neuberger & Berman Advisers Management Trust                   Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options under the Policies described in your May 1, 1997, prospectus.

         The investment objectives of the substituted funds are as follows:

      ------------------------------------------- ---------------------------------------------------------------
      Money Market Fund -                         Seeks the highest level of current income as is consistent
      GE Investments Funds, Inc.                  with high liquidity and safety of principal by investing in various types of good quality money market securities.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Income Fund -                               Seeks maximum income consistent with prudent investment
      GE Investments Funds, Inc.                  management and preservation of capital by investing primarily in income-bearing debt securities and other income-bearing instruments.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      High Income Fund -                          Seeks a high level of current income from investment in
                                                  high  Oppenheimer  Variable  Account Funds yield fixed income securities, including unrated securities or high risk securities in lower rating categories.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Growth Portfolio -                          Seeks capital appreciation by normally investing in common
      Variable Insurance Products Fund            stocks, although its investments are not restricted to any one type of security.
      ------------------------------------------- ---------------------------------------------------------------
      ------------------------------------------- ---------------------------------------------------------------
      Balanced  Portfolio -                       Seeks long-term  growth of capital,  consistent with
                                                  the Janus Aspen  Series  preservation  of capital and
                                                  balanced by current income.
      ------------------------------------------- ---------------------------------------------------------------

         Each Policy owner affected by the substitution has been sent a written notice informing them that the substitutions were carried out and that they may make one transfer of all amounts under a Policy invested in any one of the affected investment subdivisions to another investment subdivision before January 16, 1998, without that transfer counting as the free transfer permitted in a calendar month. Life of Virginia will not exercise any rights reserved under any contract to impose additional restrictions on transfers relating to the investment subdivisions until at least thirty (30) days after the substitutions.

         This supplement should be retained with the prospectus for future reference.